Dividends paid and proposed (Details) $ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)
Dividends paid and proposed
Dividends proposed, declared and approved during the year | ₽		₽ 3,366		₽ 2,207
Final dividend proposed, declared and approved			$ 11,520,798
Interim dividend proposed, declared and approved	$ 51,969,316		26,113,788
Interim dividend proposed, declared and approved (per share) | $ / shares	$ 0.28
Dividends paid during the period | ₽		3,392		₽ 2,148
Final dividend paid			11,520,798
Interim dividend paid	$ 51,969,316		$ 26,113,788
Interim dividend paid (per share) | $ / shares	$ 0.28
Dividends proposed for approval (not recognized as a liability as of December 31);	$ 13,660,424	₽ 1,011
Dividends proposed for approval, per share (not recognized as a liability as of December 31) | $ / shares	$ 0.22